Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] € in Millions, $ in Millions	Oct. 20, 2016 USD ($)	Oct. 20, 2016 EUR (€)	Oct. 31, 2016 Plant
Europe [Member]
Subsequent Event [Line Items]
Number of plants acquired			2
Iveco S.p.A [Member]
Subsequent Event [Line Items]
Payment of exceptional non-tax deductible charge	$ 543	€ 495